Summary of Significant Accounting Policies - Consolidated Financial Statements (Details) - NV5 Global, Inc. [Member] $ in Thousands	Dec. 31, 2023 USD ($)
Current assets:
Cash and cash equivalents	$ 44,824
Billed receivables, net	152,593
Unbilled receivables, net	111,304
Prepaid expenses and other current assets	18,376
Total current assets	327,097
Property and equipment, net	50,268
Right-of-use lease assets, net	36,836
Intangible assets, net	210,659
Goodwill	549,798
Deferred income tax assets, net	6,388
Other assets	3,149
Total assets	1,184,195
Liabilities and Stockholders’ Equity
Accounts payable	54,397
Accrued liabilities	47,526
Billings in excess of costs and estimated earnings on uncompleted contracts	59,373
Other current liabilities	2,263
Current portion of contingent consideration	3,922
Current portion of notes payable and other obligations	9,267
Total current liabilities	176,748
Contingent consideration, less current portion	143
Other long-term liabilities	26,930
Notes payable and other obligations, less current portion	205,468
Deferred income tax liabilities, net
Total liabilities	409,289
Stockholders’ equity:
Preferred stock, $0.01 par value; 5,000,000 shares authorized, no shares issued and outstanding
Common stock, 0.01 par value; $180,000,000 shares authorized, 63,581,020 shares issued and outstanding as of December 30, 2023	636
Additional paid-in capital	507,779
Accumulated other comprehensive loss	(18)
Retained earnings	266,509
Total stockholders’ equity	774,906
Total liabilities and stockholders’ equity	1,184,195
As Reported [Member]
Current assets:
Cash and cash equivalents	44,824
Billed receivables, net	152,593
Unbilled receivables, net	113,271
Prepaid expenses and other current assets	18,376
Total current assets	329,064
Property and equipment, net	50,268
Right-of-use lease assets, net	36,836
Intangible assets, net	226,702
Goodwill	524,573
Deferred income tax assets, net
Other assets	3,149
Total assets	1,170,592
Liabilities and Stockholders’ Equity
Accounts payable	54,865
Accrued liabilities	47,423
Billings in excess of costs and estimated earnings on uncompleted contracts	41,679
Other current liabilities	2,263
Current portion of contingent consideration	3,922
Current portion of notes payable and other obligations	9,267
Total current liabilities	159,419
Contingent consideration, less current portion	143
Other long-term liabilities	26,930
Notes payable and other obligations, less current portion	205,468
Deferred income tax liabilities, net	2,837
Total liabilities	394,797
Stockholders’ equity:
Preferred stock, $0.01 par value; 5,000,000 shares authorized, no shares issued and outstanding
Common stock, 0.01 par value; $180,000,000 shares authorized, 63,581,020 shares issued and outstanding as of December 30, 2023	636
Additional paid-in capital	507,779
Accumulated other comprehensive loss	(18)
Retained earnings	267,398
Total stockholders’ equity	775,795
Total liabilities and stockholders’ equity	1,170,592
Adjustments [Member]
Current assets:
Cash and cash equivalents
Billed receivables, net
Unbilled receivables, net	(1,967)
Prepaid expenses and other current assets
Total current assets	(1,967)
Property and equipment, net
Right-of-use lease assets, net
Intangible assets, net	(16,043)
Goodwill	25,225
Deferred income tax assets, net	6,388
Other assets
Total assets	13,603
Liabilities and Stockholders’ Equity
Accounts payable	(468)
Accrued liabilities	103
Billings in excess of costs and estimated earnings on uncompleted contracts	17,694
Other current liabilities
Current portion of contingent consideration
Current portion of notes payable and other obligations
Total current liabilities	17,329
Contingent consideration, less current portion
Other long-term liabilities
Notes payable and other obligations, less current portion
Deferred income tax liabilities, net	(2,837)
Total liabilities	14,492
Stockholders’ equity:
Preferred stock, $0.01 par value; 5,000,000 shares authorized, no shares issued and outstanding
Common stock, 0.01 par value; $180,000,000 shares authorized, 63,581,020 shares issued and outstanding as of December 30, 2023
Additional paid-in capital
Accumulated other comprehensive loss
Retained earnings	(889)
Total stockholders’ equity	(889)
Total liabilities and stockholders’ equity	$ 13,603